Paradigm Funds
Nine Elk Street
Albany, New York 12207

May 1, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Paradigm Funds (the "Registrant")
File Nos. 333-100507 and 811-21233

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 26, which was filed with the Commission on April 29, 2015, and (ii) that Post-Effective Amendment No. 26 has been filed electronically with the Commission.

Very truly yours,

/s/ Robert A. Benton Robert A. Benton Treasurer and Chief Financial Officer / Principal Financial Officer